A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."





                                                     November 17, 1995

John Hancock Special Equities Fund
101 Huntington Avenue
Boston, MA  02199

Re:      Rule 24f-2 Notice for John Hancock Special Equities Fund
         (File Nos. 2-92548; 811-4079)  (0000750741)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 44,498,564 shares of the John Hancock Special Equities Fund (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year ended October 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.

                                       Sincerely,

                                       JOHN HANCOCK ADVISERS, INC.

                                       /s/ Avery P. Maher
                                       ------------------------------
                                       Avery P. Maher
                                       Assistant Secretary
                                       Member of Massachusetts Bar

A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."

                                                          November 17, 1995

United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:       Rule 24f-2 Notice for
          John Hancock Special Equities Fund
          Registration Nos. 2-92548
          Account No. 0000750741
          CIK: 750741

Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                                November 1, 1994 to October 31, 1995
          Number of Shares previously
          Registered Other than
          Pursuant to Rule 24f-2
          Remaining Unsold at
          Beginning of Fiscal Year:                     0

          Number of Shares registered
          During Fiscal Year other than
          Pursuant to Rule 24f-2:                       0

          Number of Shares Sold During
          Fiscal Year:                         44,498,564

          Number of Shares previously
          Registered Other than
          Pursuant to Rule 24f-2
          Remaining Unsold at
          End of Fiscal Year:                           0

          Number of Shares Reinvested During
          Fiscal Year:                                  0

United States Securities and Exchange Commission
John Hancock Special Equities Fund

November 17, 1995
Page Three

          Number of Shares Sold During
          Fiscal Year Pursuant to
          Rule 24f-2:                          44,498,564


Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, a registration fee for John Hancock Special Equities Fund of $57,328 is due to the Securities and Exchange Commission. The fee computation is based upon the following:

     (1) Aggregate Sales Price
         of Shares Sold During
         the Fiscal Year in
         Reliance Upon the
         24f-2 Declaration
         (Based on aggregate
         sale price for all
         shares sold of
         $862,949,887 less
         aggregate sale price
         of shares registered
         pursuant to Rule
         24e-2 of None)                                         862,949,887

     (2) Aggregate
         Reinvestment Price of
         Shares Reinvested
         During the Fiscal Year                                           0

Reduced By

     (1) Aggregate Redemption
         Price of Shares
         Redeemed During
         the Fiscal Year and,                                  (576,308,799)

     (2) Aggregate Redemption
         Price of Redeemed
         Shares Previously
         Applied by Fund
         Pursuant to Rule
         24e-2 (a) Filings
         Made Pursuant to
         Section 24(e)(1) of
         Investment Company Act
         of 1940                                               $          0
                                                               ------------

          Net sales applicable for fee                         $286,641,088
          Computation of fee                                         / 5000
                                                               ------------
          Fee                                                  $     57,328
                                                               ------------

United States Securities and Exchange Commission
John Hancock Special Equities Fund

November 17, 1995
Page Three

Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                       Very truly yours,

                                       /s/ William H. King
                                       ------------------------------
                                       William H. King
                                       Associate Treasurer